Hedge accounting (Detail 3) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 237	$ 228
Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	5	3
Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	4	9
Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	33	38
Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	117	115
Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	78	64
Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	65	52
Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	2	1
Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	3	0
Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	12	5
Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	35	36
Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 12	$ 9